QuantShares Equal Weighted High Momentum Factor Fund
QuantShares Equal Weighted High Momentum Factor Fund
Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones High Momentum Index.
Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses		QuantShares Equal Weighted High Momentum Factor Fund
Management Fees		0.25%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.68%
Total Annual Fund Operating Expenses		0.93%
Fee Waiver and Expense Reimbursement	[2]	0.28%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.65%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive the fees and reimburse expenses of the Fund until at least October 31, 2015 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of each Fund are limited to 0.65% of average net assets. This undertaking can only be changed with approval of the Board of Trustees. Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed 0.65% of that Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
QuantShares Equal Weighted High Momentum Factor Fund	66	268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to track the performance of the Dow Jones High Momentum Index (the “Target Momentum Index”) by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks in the Target Momentum Index.

The universe for the Target Momentum Index is the top 1000 eligible securities by market capitalization in the Dow Jones U.S. Index (“universe”). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Momentum Index identifies the 20% of securities with the highest momentum within each sector as equal-weighted components of the index. A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first 12 of the last 13 months. High momentum stocks are those stocks with higher total returns.

Although the Fund will seek to invest in all of the positions that comprise the Target Momentum Index in approximately the same weight as they appear in the index, the Fund may use a sampling strategy to track the performance of the Target Momentum Index. A sampling strategy involves investing in a representative sample of the positions in the Target Momentum Index that, collectively, have an investment profile correlated with the Target Momentum Index. In either case, the weightings of the positions in the Fund’s portfolio may differ from their weightings in the Target Momentum Index.

The Fund may invest up to 20% of its total assets in instruments other than positions in the Target Momentum Index, which FFCM LLC, the Fund’s investment adviser (“Adviser”), believes will help the Fund track its Target Momentum Index. Such instruments, if used, will include common stocks not in the Target Momentum Index, derivatives, including swap agreements based on the Target Momentum Index and futures contracts on equity indexes, and money market instruments.

The Target Momentum Index, which is compiled by Dow Jones, is equal-weighted meaning that at each rebalancing of the index, all of the components of the index are equal-weighted and the number of positions in each sector is determined by the number of total securities within each sector in the universe. The Target Momentum Index is reconstituted monthly. The Fund will concentrate its investments ( i.e. , hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Momentum Index is concentrated.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

High Momentum Risk: For the Fund, momentum investing entails investing in securities that have in the first 12 of the last 13 months had higher total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Momentum Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Momentum Index. As a result, the Fund may hold constituent securities regardless of the current or projected performance of a specific or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value per share (“NAV”), there may be times when the market price and the NAV differ and the Fund’s share may trade at a premium or discount to NAV.

REIT Risk: The value of REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term. The Fund’s Target Momentum Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its Target Momentum Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Momentum Index.

Trading Halts Risk: Fund shares trade on the Fund’s listing exchange and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.